United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	FDBAX
B	FDBBX
C	FDBCX
F	ISHIX
Institutional	FDBIX

Federated Bond Fund
Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	97.0%
Municipal Securities	0.4%
Foreign Governments/Agencies	0.3%
Mortgage-Backed Securities[3,4]	0.0%
Collateralized Mortgage Obligations[3,4]	0.0%
Other Security Types[5]	0.4%
Cash Equivalents[6]	0.8%
Other Assets and Liabilities—Net[7]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Other Security Types consist of common stocks, warrants and preferred stocks.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—70.1%
		Basic Industry - Chemicals—0.9%
$1,320,000		Albemarle Corp., 4.15%, 12/1/2024	$1,349,781
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	1,378,936
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,622,955
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,492,057
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,626,079
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	1,386,990
438,000		Rohm & Haas Co., 6.00%, 9/15/2017	481,577
750,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	741,539
1,200,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	1,149,362
		TOTAL	13,229,276
		Basic Industry - Metals & Mining—4.3%
2,500,000		Alcoa, Inc., 5.87%, 2/23/2022	2,793,750
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,648,562
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,713,263
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,218,050
600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	607,088
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	844,461
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	940,401
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	796,137
2,600,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	2,848,846
2,100,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	2,194,500
4,000,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	4,225,000
1,370,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	1,472,750
750,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	759,375
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	2,439,288
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,220,584
825,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	938,258
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,208,500
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,821,562
5,500,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	5,396,479
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	$2,456,875
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	1,751,694
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	5,326,000
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	587,944
1,000,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	1,010,958
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,150,610
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,303,398
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,304,336
4,770,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	5,461,049
		TOTAL	63,439,718
		Basic Industry - Paper—0.9%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,562,890
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,480,702
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,216,725
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
1,500,000		Westvaco Corp., 7.65%, 3/15/2027	1,649,262
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	6,075,326
		TOTAL	12,984,905
		Capital Goods - Aerospace & Defense—0.9%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,682,788
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	3,171,250
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	683,312
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	1,793,605
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,862,587
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	774,039
690,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	729,059
		TOTAL	13,696,640
		Capital Goods - Building Materials—0.9%
4,000,000		Masco Corp., Sr. Unsecd. Note, 5.85%, 3/15/2017	4,266,400
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	4,051,950
1,000,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	1,028,750
2,400,000		Valmont Industries, Inc., 5.25%, 10/1/2054	2,229,809
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,731,113
		TOTAL	13,308,022
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.3%
$4,380,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	$4,960,284
		Capital Goods - Diversified Manufacturing—0.9%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,113,670
4,020,000		Harsco Corp., 5.75%, 5/15/2018	4,180,800
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,167,129
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,199,956
3,970,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	4,355,820
		TOTAL	13,017,375
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	609,350
		Capital Goods - Packaging—0.5%
1,800,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	1,799,512
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,748,277
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	1,093,403
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,026,311
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,026,517
		TOTAL	6,694,020
		Communications - Cable & Satellite—1.6%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,184,208
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,610,765
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	982,719
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,493,007
1,250,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	1,310,583
1,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	978,073
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,400,020
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,517,730
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,607,143
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,460,223
3,310,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	3,196,676
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,094,958
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	429,732
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	3,009,775
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	251,174
		TOTAL	23,526,786
		Communications - Media & Entertainment—4.1%
2,000,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	2,535,474
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$3,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	$3,189,264
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	1,122,693
3,995,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	4,034,922
2,350,000		CBS Corp., 4.90%, 8/15/2044	2,272,380
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,112,397
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,540,832
785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	790,471
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	3,036,795
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	478,627
920,000	[1,2]	McGraw Hill Financial, Inc, Unsecd. Note, Series 144A, 4.00%, 6/15/2025	930,944
1,200,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,356,594
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	3,000,004
1,100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	1,102,329
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	1,691,681
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,085,191
2,135,000		Time Warner, Inc., 4.85%, 7/15/2045	2,146,915
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,405,320
2,000,000		Viacom, Inc., 4.85%, 12/15/2034	1,932,898
1,325,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	1,321,319
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	701,015
2,725,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	2,819,675
2,950,000		WPP Finance 2010, 3.75%, 9/19/2024	3,038,001
3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	3,654,223
		TOTAL	59,299,964
		Communications - Telecom Wireless—1.3%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	402,740
2,900,000		American Tower Corp., 3.45%, 9/15/2021	2,927,556
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,013,746
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	1,466,153
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,646,793
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,108,467
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,269,240
		TOTAL	18,834,695
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—3.3%
$3,200,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	$3,171,037
2,950,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,864,114
1,140,000		AT&T, Inc., Sr. Unsecd. Note, 4.75%, 5/15/2046	1,084,337
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,660,500
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	4,820,625
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,593,800
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	3,058,660
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	3,212,000
13,850,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,498,247
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	7,693,184
		TOTAL	48,656,504
		Consumer Cyclical - Automotive—2.5%
3,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	3,525,777
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	2,039,588
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	3,049,212
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,890,612
3,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	3,898,891
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	936,551
2,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	2,669,290
960,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	958,569
1,125,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	1,146,644
2,250,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	2,216,419
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,508,191
1,580,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	1,595,574
2,500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	2,583,527
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	445,770
1,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	1,609,600
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	2,739,526
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,636,923
		TOTAL	36,450,664
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Leisure—0.5%
$3,395,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	$3,613,332
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,119,973
		TOTAL	6,733,305
		Consumer Cyclical - Lodging—1.2%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,092,500
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,182,750
3,930,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	3,923,598
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,056,536
2,850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 2.95%, 3/1/2017	2,905,392
1,050,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 3.90%, 3/1/2023	1,037,990
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,011,108
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	820,909
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	12,743
		TOTAL	17,043,526
		Consumer Cyclical - Retailers—0.9%
2,500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	2,641,465
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,139,567
1,415,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	1,418,099
2,590,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,665,082
1,325,131	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,464,270
300,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	315,122
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	723,000
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,273,780
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	918,583
		TOTAL	12,558,968
		Consumer Cyclical - Services—1.3%
3,390,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 2.50%, 11/28/2019	3,382,020
1,460,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.60%, 11/28/2024	1,440,588
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,585,865
2,700,000		Expedia, Inc., 4.50%, 8/15/2024	2,762,308
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,224,940
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,240,712
		TOTAL	19,636,433
		Consumer Non-Cyclical - Food/Beverage—1.8%
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	611,228
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$3,150,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	$3,214,575
1,120,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	1,251,234
1,954,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,894,100
1,624,000	[1,2]	Grupo Bimbo SAB de CV, Series 144A, 4.875%, 6/27/2044	1,587,021
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,711,856
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	6,846,325
1,850,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	1,969,203
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,405,657
710,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	722,571
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,220,545
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,086,462
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,817,278
		TOTAL	26,338,055
		Consumer Non-Cyclical - Health Care—0.4%
280,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	284,310
1,050,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	1,064,294
1,455,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,487,272
765,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	778,599
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	616,292
1,350,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	1,331,954
		TOTAL	5,562,721
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
1,395,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	1,406,068
1,285,000		AbbVie, Inc., Sr. Unsecd. Note, 4.70%, 5/14/2045	1,304,816
805,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	817,193
750,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.80%, 3/15/2025	755,190
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	3,009,452
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	814,170
1,830,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	1,870,800
		TOTAL	9,977,689
		Consumer Non-Cyclical - Products—0.4%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	911,162
2,900,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	2,958,421
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Products—continued
$1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	$1,647,289
		TOTAL	5,516,872
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,253,776
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	303,750
		TOTAL	1,557,526
		Consumer Non-Cyclical - Tobacco—0.2%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	318,021
1,845,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	1,912,913
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,150,336
		TOTAL	3,381,270
		Energy - Independent—1.4%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,922,866
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,625,649
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,105,000
7,180,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	7,873,660
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	610,277
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,129,384
		TOTAL	21,266,836
		Energy - Integrated—2.0%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,861,798
4,000,000		BP Capital Markets PLC, 1.375%, 5/10/2018	3,992,532
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,210,668
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,686,824
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,179,712
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	1,601,325
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,415,241
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	486,100
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,095,898
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	285,640
4,180,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	3,741,100
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,577,080
		TOTAL	29,133,918
		Energy - Midstream—1.8%
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	3,395,114
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$2,137,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.15%, 3/15/2045	$2,003,012
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,000,000
2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,517,818
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	928,766
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,635,870
900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	908,603
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,372,574
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,259,541
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	966,851
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	2,046,493
2,300,000		Williams Partners LP, 4.90%, 1/15/2045	2,123,309
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,455,192
		TOTAL	26,613,143
		Energy - Oil Field Services—0.7%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	725,712
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,522,802
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,355,887
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	228,959
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,012,309
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	106,446
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,651,800
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	597,428
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	551,627
394,375	[1,4]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	324,866
		TOTAL	10,077,836
		Energy - Refining—0.6%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	883,877
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	856,106
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	2,097,186
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,823,587
		TOTAL	8,660,756
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—11.1%
$3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	$3,771,008
2,000,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	2,007,232
3,000,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	3,021,066
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	2,478,228
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	5,037,390
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,518,600
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.625%, 7/1/2020	11,312,789
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	9,118,038
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	1,927,805
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	2,080,775
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,426,880
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	1,743,259
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,474,722
2,800,000		Citigroup, Inc., 4.30%, 11/20/2026	2,838,489
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,530,544
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	2,084,720
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,542,062
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,094,179
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,551,063
2,072,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,740,931
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,624,358
1,450,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	1,661,543
1,000,000		Comerica, Inc., 3.80%, 7/22/2026	992,437
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,558,091
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,561,713
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	5,197,899
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,534,246
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,896,936
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	679,508
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,004,089
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,010,343
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	1,995,404
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,240,033
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,166,188
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	734,502
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$9,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	$9,552,620
2,700,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	2,772,581
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	4,134,000
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,014,557
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	4,168,854
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	2,274,724
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	4,798,277
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,657,704
1,500,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	1,464,728
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	4,437,396
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	8,476,741
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.921%, 3/29/2049	458,750
3,637,145	[1,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,931,287
2,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	2,121,124
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,020,743
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,173,608
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,140,432
		TOTAL	161,755,196
		Financial Institution - Broker/Asset Mgr/Exchange—2.0%
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,670,472
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,789,796
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,502,688
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	1,621,036
3,725,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,304,949
2,165,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	2,601,310
2,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	2,841,867
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	3,681,698
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	809,634
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,486,981
975,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	1,010,169
		TOTAL	29,320,600
		Financial Institution - Finance Companies—2.9%
2,500,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	2,504,575
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	958,555
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	$2,569,822
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,362,647
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 3.10%, 1/9/2023	3,075,057
5,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	7,685,524
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	3,204,075
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,082,500
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,617,563
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,576,230
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,546,408
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,650,137
		TOTAL	42,833,093
		Financial Institution - Insurance - Health—0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	862,720
		Financial Institution - Insurance - Life—3.4%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,829,375
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	3,248,000
7,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	8,970,240
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,122,733
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,298,144
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,287,388
1,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.00%, 9/1/2023	1,047,700
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,448,074
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	803,601
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	5,941,478
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,657,500
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	949,551
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	5,022,376
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,387,285
1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,029,081
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	$1,207,475
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,947,217
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,205,470
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5,310,874
		TOTAL	49,713,562
		Financial Institution - Insurance - P&C—1.3%
540,000		CNA Financial Corp., 6.50%, 8/15/2016	573,801
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,152,901
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,060,503
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	835,586
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,793,568
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	935,979
2,880,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	2,900,635
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,484,953
1,150,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	1,205,582
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	5,262,993
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	271,550
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,481,404
		TOTAL	18,959,455
		Financial Institution - REIT - Apartment—0.4%
3,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	3,038,721
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,134,901
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	994,528
		TOTAL	6,168,150
		Financial Institution - REIT - Healthcare—0.4%
1,250,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	1,269,926
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	533,820
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,319,678
2,300,000		Healthcare Trust of America, 3.70%, 4/15/2023	2,285,499
		TOTAL	6,408,923
		Financial Institution - REIT - Office—0.5%
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	1,472,144
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—continued
$1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	$1,546,183
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,008,155
		TOTAL	7,026,482
		Financial Institution - REIT - Other—0.4%
370,000		Liberty Property LP, 6.625%, 10/1/2017	409,774
2,900,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	3,069,821
267,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	314,968
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	1,940,813
		TOTAL	5,735,376
		Financial Institution - REIT - Retail—0.9%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,635,600
2,600,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	2,610,202
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	586,145
1,700,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,861,916
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,620,302
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,363,422
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,310,016
		TOTAL	12,987,603
		Financial Institution - REITs—0.2%
2,285,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	2,332,843
		Municipal Services—0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	2,044,584
2,905,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,204,825
		TOTAL	5,249,409
		Sovereign—0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,376,066
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,207,467
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,191,027
		TOTAL	5,774,560
		Technology—2.7%
2,840,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	2,853,061
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,596,735
1,650,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,699,914
725,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	749,765
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,361,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	$1,487,147
4,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	3,961,072
1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,286,876
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,607,318
5,500,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/1/2025	5,574,718
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,698,699
1,000,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,060,996
3,325,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	3,294,034
2,100,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	2,079,038
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	938,985
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,426,576
2,490,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.50%, 6/15/2045	2,543,508
200,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	200,105
		TOTAL	39,420,047
		Transportation - Airlines—0.4%
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,575,746
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,059,340
		TOTAL	5,635,086
		Transportation - Railroads—0.8%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,708,175
1,058,164		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	1,201,692
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	4,239,799
1,325,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,287,168
810,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	748,524
		TOTAL	11,185,358
		Transportation - Services—1.2%
1,580,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,758,510
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,993,122
950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	945,810
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,605,891
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	$1,781,306
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	945,381
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,251,272
		TOTAL	17,281,292
		Utility - Electric—2.8%
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	337,982
406,435		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	430,373
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,760,889
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,308,394
1,233,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,262,661
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	132,317
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	5,247,500
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,592,380
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,962
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	4,213,734
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	981,524
225,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	232,892
665,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	735,090
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,167,364
1,168,347	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,222,532
3,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,705,547
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,109,291
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	3,127,726
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,543,890
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	901,462
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	232,838
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,641,019
76,475		Waterford 3 Funding Corp., 8.09%, 1/2/2017	76,502
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,019,705
		TOTAL	41,284,574
		Utility - Natural Gas—1.4%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	238,947
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$1,652,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	$1,676,395
1,000,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 5.80%, 6/1/2045	1,034,015
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,274,659
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,622,376
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,641,679
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	429,000
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	2,766,144
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,610,370
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,683,721
2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,239,321
		TOTAL	21,216,627
		TOTAL CORPORATE BONDS (IDENTIFIED COST $960,705,225)	1,023,918,013
		MORTGAGE-BACKED SECURITIES—0.0%
1,958		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	2,230
2,165		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	2,471
550		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	630
1,810		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	2,102
797		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	838
3,364		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	3,962
2,404		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	2,790
3,009		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,520
17,559		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	20,288
9,839		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	11,415
2,919		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	3,485
1,255		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,473
4,404		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	5,096
1,035		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	1,085
2,829		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	3,219
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,128)	64,604
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
$4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042	$3,975,231
1,865,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,134,418
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,609,245)	6,109,649
		FOREIGN GOVERNMENTS/AGENCIES—0.3%
		Sovereign—0.3%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,030,575
2,475,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	2,805,413
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,440,101)	3,835,988
		COMMON STOCKS—0.0%
		Consumer Cyclical - Automotive—0.0%
9,169		General Motors Co.	329,809
2,127		Motors Liquidation Co.	43,391
		TOTAL	373,200
		Utility - Electric—0.0%
113		NRG Energy, Inc.	2,847
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,230,127)	376,047
		WARRANTS—0.0%
		Consumer Cyclical - Automotive—0.0%
8,336	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	216,236
8,336	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	148,964
		TOTAL WARRANTS (IDENTIFIED COST $1,377,017)	365,200
		PREFERRED STOCKS—0.4%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D, 5.670%	1,300
		Financial Institution - REIT - Other—0.4%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27 Annual Dividend	5,240,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,241,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
262,212		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025 (IDENTIFIED COST $257,185)	289,226
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—27.9%[7]
6,072,546	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	$6,072,546
62,220,203		High Yield Bond Portfolio	400,698,114
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $489,652,733)	406,770,660
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $1,467,313,051)[9]	1,446,970,687
		OTHER ASSETS AND LIABILITIES - NET—0.9%[10]	13,321,185
		TOTAL NET ASSETS—100%	$1,460,291,872
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $193,707,446, which represented 13.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2015, these liquid restricted securities amounted to $183,020,446, which represented 12.5% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $1,471,025,877.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,021,986,726	$1,931,287	$1,023,918,013
Mortgage-Backed Securities	—	64,604	—	64,604
Municipal Bonds	—	6,109,649	—	6,109,649
Foreign Governments/Agencies	—	3,835,988	—	3,835,988
Collateralized Mortgage Obligations	—	289,226	—	289,226
Equity Securities:
Common Stocks
Domestic	376,047	—	—	376,047
Warrants	365,200	—	—	365,200
Preferred Stocks
Domestic	5,240,000	—	1,300[1]	5,241,300
Investment Companies[2]	6,072,546	400,698,114[3]	—	406,770,660
TOTAL SECURITIES	$12,053,793	$1,432,984,307	$1,932,587	$1,446,970,687
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (NAV) is not publicly available.
3	Includes $405,675,724 of the affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.51	$9.34	$9.66	$9.05	$9.23	$8.80
Income From Investment Operations:
Net investment income	0.19	0.41[1]	0.41[1]	0.49	0.52	0.55
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)	0.17	(0.31)	0.60	(0.17)	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.58	0.10	1.09	0.35	0.97
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.42)	(0.48)	(0.53)	(0.54)
Regulatory Settlement Proceeds	—	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.41	$9.51	$9.34	$9.66	$9.05	$9.23
Total Return[4]	1.15%	6.37%	1.09%	12.24%	3.81%	11.38%[3]
Ratios to Average Net Assets:
Net expenses[5]	0.98%[6]	0.98%	0.98%	0.98%	0.98%	0.99%
Net investment income	4.04%[6]	4.19%	4.36%	5.03%	5.79%	5.90%
Expense waiver/reimbursement[7]	0.20%[6]	0.19%	0.22%	0.23%	0.23%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$839,774	$908,267	$936,658	$933,804	$709,195	$665,358
Portfolio turnover	5%	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.57	$9.39	$9.71	$9.10	$9.28	$8.83
Income From Investment Operations:
Net investment income	0.16	0.32[1]	0.34[1]	0.40	0.46	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)	0.20	(0.32)	0.61	(0.19)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.52	0.02	1.01	0.27	0.92
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.34)	(0.40)	(0.45)	(0.47)
Regulatory Settlement Proceeds	—	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.46	$9.57	$9.39	$9.71	$9.10	$9.28
Total Return[4]	0.63%	5.58%[3]	0.26%	11.27%	2.95%	10.68%
Ratios to Average Net Assets:
Net expenses[5]	1.79%[6]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.23%[6]	3.39%	3.54%	4.22%	5.02%	5.09%
Expense waiver/reimbursement[7]	0.15%[6]	0.14%	0.18%	0.20%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,204	$45,503	$55,068	$89,016	$84,448	$122,759
Portfolio turnover	5%	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than 0.01%.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.57	$9.39	$9.71	$9.10	$9.28	$8.84
Income From Investment Operations:
Net investment income	0.15	0.32[1]	0.34[1]	0.40	0.45	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)	0.20	(0.32)	0.61	(0.18)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.52	0.02	1.01	0.27	0.91
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.34)	(0.40)	(0.45)	(0.47)
Regulatory Settlement Proceeds	—	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.46	$9.57	$9.39	$9.71	$9.10	$9.28
Total Return[4]	0.63%	5.58%	0.27%	11.27%	2.96%	10.56%[5]
Ratios to Average Net Assets:
Net expenses[5]	1.79%[6]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.23%[6]	3.38%	3.54%	4.22%	4.99%	5.10%
Expense waiver/reimbursement[7]	0.15%[6]	0.14%	0.18%	0.20%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,566	$127,030	$137,178	$185,529	$148,392	$153,345
Portfolio turnover	5%	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.58	$9.41	$9.72	$9.11	$9.29	$8.85
Income From Investment Operations:
Net investment income	0.19	0.40[1]	0.41[1]	0.47	0.52	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)	0.18	(0.30)	0.61	(0.18)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.58	0.11	1.08	0.34	0.98
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.42)	(0.47)	(0.52)	(0.54)
Regulatory Settlement Proceeds	—	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.48	$9.58	$9.41	$9.72	$9.11	$9.29
Total Return[4]	1.12%	6.28%	1.15%	12.11%	3.75%	11.40%[3]
Ratios to Average Net Assets:
Net expenses[5]	1.02%[6]	1.02%	1.02%	1.02%	1.02%	1.02%
Net investment income	4.00%[6]	4.15%	4.32%	4.99%	5.75%	5.87%
Expense waiver/reimbursement[7]	0.16%[6]	0.16%	0.20%	0.21%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$187,250	$194,110	$201,547	$226,542	$192,734	$190,504
Portfolio turnover	5%	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.52	$9.35	$9.66	$9.05	$9.23	$8.80
Income From Investment Operations:
Net investment income	0.20	0.40[1]	0.43[1]	0.49	0.55	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)	0.20	(0.30)	0.61	(0.19)	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.60	0.13	1.10	0.36	0.99
Less Distributions:
Distributions from net investment income	(0.22)	(0.43)	(0.44)	(0.49)	(0.54)	(0.56)
Regulatory Settlement Proceeds	—	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.41	$9.52	$9.35	$9.66	$9.05	$9.23
Total Return[4]	1.14%	6.56%	1.40%	12.44%	4.01%	11.59%[3]
Ratios to Average Net Assets:
Net expenses[5]	0.79%[6]	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	4.23%[6]	4.37%	4.55%	5.20%	5.92%	6.11%
Expense waiver/reimbursement[7]	0.15%[6]	0.14%	0.18%	0.20%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$268,498	$255,884	$191,461	$242,413	$145,292	$55,617
Portfolio turnover	5%	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $406,770,660 of investment in affiliated holdings (Note 5) (identified cost $1,467,313,051)		$1,446,970,687
Income receivable		15,957,813
Receivable for shares sold		1,527,330
TOTAL ASSETS		1,464,455,830
Liabilities:
Payable for investments purchased	$2,133,484
Payable for shares redeemed	1,547,595
Payable to adviser (Note 5)	660
Payable for Directors'/Trustees' fees (Note 5)	2,995
Payable for distribution services fee (Note 5)	105,192
Payable for other service fees (Notes 2 and 5)	251,341
Accrued expenses (Note 5)	122,691
TOTAL LIABILITIES		4,163,958
Net assets for 154,984,886 shares outstanding		$1,460,291,872
Net Assets Consist of:
Paid-in capital		$1,479,442,464
Net unrealized depreciation of investments		(20,342,364)
Accumulated net realized gain on investments and futures contracts		3,773,752
Distributions in excess of net investment income		(2,581,980)
TOTAL NET ASSETS		$1,460,291,872
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($839,773,713 ÷ 89,279,407 shares outstanding), no par value, 500,000,000 shares authorized	$9.41
Offering price per share (100/95.50 of $9.41)	$9.85
Redemption proceeds per share	$9.41
Class B Shares:
Net asset value per share ($41,204,399 ÷ 4,355,460 shares outstanding), no par value, 500,000,000 shares authorized	$9.46
Offering price per share	$9.46
Redemption proceeds per share (94.50/100 of $9.46)	$8.94
Class C Shares:
Net asset value per share ($123,565,834 ÷ 13,059,279 shares outstanding), no par value, 500,000,000 shares authorized	$9.46
Offering price per share	$9.46
Redemption proceeds per share (99.00/100 of $9.46)	$9.37
Class F Shares:
Net asset value per share ($187,249,762 ÷ 19,756,183 shares outstanding), no par value, 500,000,000 shares authorized	$9.48
Offering price per share (100/99.00 of $9.48)	$9.58
Redemption proceeds per share (99.00/100 of $9.48)	$9.39
Institutional Shares:
Net asset value per share ($268,498,164 ÷ 28,534,557 shares outstanding), no par value, 500,000,000 shares authorized	$9.41
Offering price per share	$9.41
Redemption proceeds per share	$9.41
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Interest			$24,102,178
Dividends received from affiliated holdings (Note 5)			13,508,116
TOTAL INCOME			37,610,294
Expenses:
Investment adviser fee (Note 5)		$5,238,888
Administrative fee (Note 5)		585,383
Custodian fees		25,970
Transfer agent fee		844,767
Directors'/Trustees' fees (Note 5)		7,641
Auditing fees		14,609
Legal fees		3,867
Portfolio accounting fees		121,462
Distribution services fee (Note 5)		631,711
Other service fees (Notes 2 and 5)		1,495,940
Share registration costs		55,763
Printing and postage		69,532
Taxes		59,919
Miscellaneous (Note 5)		11,191
TOTAL EXPENSES		9,166,643
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,089,860)
Reimbursement of other operating expenses (Notes 2 and 5)	(242,227)
TOTAL WAIVER AND REIMBURSEMENTS		(1,332,087)
Net expenses			7,834,556
Net investment income			29,775,738
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $67,156 on sales of investments in an affiliated holding (Note 5))			6,235,619
Net realized loss on futures contracts			(1,837,181)
Realized gain distribution from affiliated investment company shares (Note 5)			4,377,693
Net change in unrealized appreciation of investments			(23,061,525)
Net change in unrealized depreciation of futures contracts			500,231
Net realized and unrealized loss on investments and futures contracts			(13,785,163)
Change in net assets resulting from operations			$15,990,575
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,775,738	$61,571,646
Net realized gain on investments and futures contracts	8,776,131	8,468,522
Net change in unrealized appreciation/depreciation of investments and futures contracts	(22,561,294)	20,318,314
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,990,575	90,358,482
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,152,931)	(39,318,977)
Class B Shares	(775,664)	(1,772,431)
Class C Shares	(2,237,347)	(4,600,839)
Class F Shares	(4,137,205)	(8,483,633)
Institutional Shares	(6,206,520)	(9,845,923)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,509,667)	(64,021,803)
Share Transactions:
Proceeds from sale of shares	168,209,570	379,977,346
Net asset value of shares issued to shareholders in payment of distributions declared	30,229,875	59,382,959
Cost of shares redeemed	(252,422,059)	(456,814,877)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(53,982,614)	(17,454,572)
Change in net assets	(70,501,706)	8,882,107
Net Assets:
Beginning of period	1,530,793,578	1,521,911,471
End of period (including undistributed (distributions in excess of) net investment income of $(2,581,980) and $151,949, respectively)	$1,460,291,872	$1,530,793,578
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair
Semi-Annual Shareholder Report

value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$1,048,718	$(224,046)
Class B Shares	54,182	—
Class C Shares	156,388	(200)
Class F Shares	236,652	(17,981)
TOTAL	$1,495,940	$(242,227)
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At May 31, 2015, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $16,318,527. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,119,973
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$3,556,327	$1,931,287
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$5,310,874
Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	8/26/1999	$352,677	$324,866
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,837,181)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$500,231
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,814,489	$93,020,980	22,888,875	$217,187,999
Shares issued to shareholders in payment of distributions declared	1,946,407	18,418,269	3,994,403	37,778,089
Shares redeemed	(17,968,683)	(170,364,086)	(31,652,460)	(299,581,579)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,207,787)	$(58,924,837)	(4,769,182)	$(44,615,491)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	163,356	$1,557,997	315,736	$3,014,078
Shares issued to shareholders in payment of distributions declared	76,718	730,058	173,886	1,652,329
Shares redeemed	(641,622)	(6,114,993)	(1,595,384)	(15,199,259)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(401,548)	$(3,826,938)	(1,105,762)	$(10,532,852)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	895,703	$8,538,349	1,855,972	$17,678,648
Shares issued to shareholders in payment of distributions declared	200,697	1,910,263	413,358	3,929,448
Shares redeemed	(1,314,926)	(12,523,759)	(3,591,163)	(34,174,870)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(218,526)	$(2,075,147)	(1,323,833)	$(12,566,774)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,102,210	$10,514,936	2,407,489	$23,023,235
Shares issued to shareholders in payment of distributions declared	403,557	3,847,632	824,305	7,852,126
Shares redeemed	(2,005,454)	(19,146,358)	(4,395,338)	(41,966,775)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(499,687)	$(4,783,790)	(1,163,544)	$(11,091,414)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,752,332	$54,577,308	12,495,343	$119,073,386
Shares issued to shareholders in payment of distributions declared	562,200	5,323,653	863,080	8,170,967
Shares redeemed	(4,672,295)	(44,272,863)	(6,953,509)	(65,892,394)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,642,237	$15,628,098	6,404,914	$61,351,959
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,685,311)	$(53,982,614)	(1,957,407)	$(17,454,572)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $1,471,025,877. The net unrealized depreciation of investments for federal tax purposes was $24,055,190. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,289,036 and net unrealized depreciation from investments for those securities having an excess of cost over value of $95,344,226.
At November 30, 2014, the Fund had a capital loss carryforward of $684,170 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$684,170	NA	$684,170
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the Adviser voluntarily waived $1,086,501 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$162,548
Class C Shares	469,163
TOTAL	$631,711
For the six months ended May 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $139,030 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $27,572 in sales charges from the sale of Class A Shares and $2,129 from the sale of Class F Shares. FSC also retained $38,416 relating to redemptions of Class B Shares, $2,201 relating to redemptions of Class C Shares and $12,454 relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended May 31, 2015, FSSC received $48,049 and reimbursed $242,227 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B
Semi-Annual Shareholder Report

Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $3,359. Transactions involving the affiliated holdings during the six months ended May 31, 2015, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2014	—	65,271,928	65,271,928
Purchases/Additions	130,002,208	684,014	130,686,222
Sales/Reductions	(123,929,662)	(3,735,739)	(127,665,401)
Balance of Shares Held 5/31/2015	6,072,546	62,220,203	68,292,749
Value	$6,072,546	$400,698,114	$406,770,660
Dividend Income/Allocated Investment Income	$2,064	$13,506,052	$13,508,116
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$—	$4,377,693	$4,377,693
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to provide high current income. Federated Investors, Inc. receives no advisory or administrative fees from the High Yield Bond Portfolio. Income distributions from High Yield Bond Portfolio are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from High Yield Bond Portfolio are declared and paid annually, and are recorded by the
Semi-Annual Shareholder Report

Fund as capital gains. The performance of the Fund is directly affected by the performance of High Yield Bond Portfolio in which the Fund invested 27.4% of its net assets at May 31, 2015. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$69,717,302
Sales	$124,795,861
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,011.50	$4.91
Class B Shares	$1,000	$1,006.30	$8.95
Class C Shares	$1,000	$1,006.30	$8.95
Class F Shares	$1,000	$1,011.20	$5.11
Institutional Shares	$1,000	$1,011.40	$3.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.04	$4.94
Class B Shares	$1,000	$1,016.01	$9.00
Class C Shares	$1,000	$1,016.01	$9.00
Class F Shares	$1,000	$1,019.85	$5.14
Institutional Shares	$1,000	$1,020.99	$3.98
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.98%
Class B Shares	1.79%
Class C Shares	1.79%
Class F Shares	1.02%
Institutional Shares	0.79%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
2072302 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015